TEMPLETON INCOME TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

Tel 954. 527.7500

January 16, 2013

Filed Via EDGAR (CIK #0000795402)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

            RE:  Templeton Income Trust (Registrant)

            File Nos. 33-06510 and 811-04706

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Templeton Emerging Markets Bond Fund (the Fund). The Fund will offer five share classes, Class A, Class C, Class R, Class R6 and Advisor Class.

The Fund will have an investment goal to seek high current income with capital appreciation as a secondary goal. The Fund will invest at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments, government-related entities and corporate entities which are located, incorporated or have significant business activities in or are impacted by economic developments in emerging or developing countries. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.  This filing includes a Class A, C, R, R6 and Advisor Class prospectus and a Class A, C, R, R6 and Advisor Class statement of additional information (SAI) for the Fund. We believe that the Fund's operations do not raise novel or complex issues of law or policy.

In addition, pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the U.S. Securities and Exchange Commission.  The Staff recently reviewed an amendment to the registration statement of Templeton Global Investment Trust (TGIT) that was filed pursuant to Rule 485(a)(2) under the 1933 Act on July 1, 2011 to register shares of a new series of TGIT, the Templeton Emerging Markets Balanced Fund (EM Balanced Fund) that offers four share classes, Class A, Class C, Class R and Advisor Class (Post-Effective Amendment No. 37/Accession No. 0001379491-11-000705) (TGIT Amendment).  The Fund’s investment strategies and risks as set forth in the Fund’s prospectus and SAI are substantially similar to the investment strategies and risks of the debt portion of the EM Balanced Fund as set forth in the prospectus and SAI included in the TGIT Amendment.  In addition, the non-investment related sections of the prospectus and SAI included in the Amendment are substantially similar to those sections in the EM Balanced Fund’s prospectus and SAI included in the TGIT Amendment, except with respect to the addition of Class R6 shares in the Amendment primarily in the following sections of the prospectus and SAI:

Prospectus:

•         “Fund Summary – Fees and Expenses of the Fund”

•         “Your Account – Choosing a Share Class”

•         “Your Account – Exchanging Shares”

•         “Account Policies – Dealer Compensation”

Statement of Additional Information:

•         “Management and Other Services – Shareholder servicing and transfer agent”

•         “Organization, Voting Rights and Principal Holders”

•         “Buying and Selling Shares”

•         “The Underwriter”

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective at least seventy-five days after the filing.

The Amendment relates only to the Templeton Emerging Markets Bond Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any questions or comments relating to this filing to Kristin Ives, Esq. at (215) 564-8037.

Very truly yours,

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Secretary

RCR: dac